Share-based compensation - Summary of the restricted share units (RSU) activity under the 2021 Plan (Details) - shares	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Forfeited	(9,056,467)
Restricted share units (RSU)
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Contractually Granted - Beginning balance	30,981,708	8,514,375
Granted	9,514,319	22,467,333
Contractually Granted - Ending balance	40,496,027	30,981,708
Granted (For Purposes of Measuring Share-based Compensation Expense) - Beginning balance	4,354,338
Granted	2,471,222
Forfeited	(3,413,780)	4,434,659
Vested	(458,719)
Granted (For Purposes of Measuring Share-based Compensation Expense) - Ending balance	2,953,061	4,354,338